UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	3-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

March 31, 2012

International Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

GOVERNMENT BONDS — 79.3%

AUSTRALIA — 2.5%
Government of Australia, 6.50%, 5/15/13	AUD	12,450,000	$13,304,124
Government of Australia, 5.75%, 7/15/22		6,440,000	7,599,197
New South Wales Treasury Corp., 5.50%, 3/1/17		12,100,000	13,240,399

			34,143,720

AUSTRIA — 4.5%
Republic of Austria, 3.40%, 10/20/14	EUR	16,280,000	23,114,854
Republic of Austria, 4.35%, 3/15/19(1)		10,780,000	16,240,607
Republic of Austria, 3.90%, 7/15/20(1)		8,850,000	12,962,792
Republic of Austria, 4.15%, 3/15/37(1)		7,285,000	10,796,276

			63,114,529

BELGIUM — 4.6%
Kingdom of Belgium, 4.00%, 3/28/14		16,000,000	22,473,842
Kingdom of Belgium, 4.00%, 3/28/18		12,195,000	17,408,982
Kingdom of Belgium, 3.75%, 9/28/20		8,370,000	11,683,120
Kingdom of Belgium, 5.00%, 3/28/35		7,800,000	12,127,599

			63,693,543

CANADA — 4.0%
Government of Canada, 5.00%, 6/1/14	CAD	20,090,000	21,762,941
Government of Canada, 3.25%, 6/1/21		7,750,000	8,500,564
Government of Canada, 5.75%, 6/1/33		10,240,000	15,427,398
Province of Ontario Canada, 4.40%, 6/2/19		9,500,000	10,599,293

			56,290,196

DENMARK — 3.4%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	75,000,000	15,620,889
Kingdom of Denmark, 4.00%, 11/15/19		8,300,000	1,766,452
Kingdom of Denmark, 7.00%, 11/10/24		51,900,000	14,286,430
Kingdom of Denmark, 4.50%, 11/15/39		60,760,000	15,502,626

			47,176,397

FINLAND — 4.8%
Government of Finland, 3.125%, 9/15/14	EUR	11,440,000	16,218,092
Government of Finland, 3.875%, 9/15/17		13,290,000	19,964,583
Government of Finland, 4.375%, 7/4/19		2,725,000	4,236,428
Government of Finland, 3.375%, 4/15/20		10,380,000	15,185,890
Government of Finland, 4.00%, 7/4/25		7,070,000	10,799,591

			66,404,584

FRANCE — 3.7%
French Treasury Note, 2.25%, 2/25/16		18,980,000	26,168,536
Government of France, 4.00%, 4/25/14		4,370,000	6,227,848
Government of France, 3.25%, 10/25/21		2,440,000	3,376,410
Government of France, 5.50%, 4/25/29		4,280,000	7,155,466
Government of France, 4.75%, 4/25/35		5,590,000	8,785,071

			51,713,331

International Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

GERMANY — 4.8%
Bundesobligation, 2.00%, 2/26/16	EUR	22,080,000	$31,097,152
German Federal Republic, 4.00%, 1/4/18		5,460,000	8,489,676
German Federal Republic, 4.75%, 7/4/34		11,410,000	20,923,396
German Federal Republic, 4.25%, 7/4/39		3,200,000	5,762,009

			66,272,233

JAPAN — 21.3%
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	37,551,723
Government of Japan, 1.20%, 6/20/15		3,530,000,000	44,035,055
Government of Japan, 1.50%, 9/20/18		7,660,000,000	98,237,441
Government of Japan, 1.00%, 12/20/21		2,910,000,000	35,291,687
Government of Japan, 2.10%, 12/20/26		5,342,850,000	70,070,409
Government of Japan, 2.40%, 3/20/37		842,000,000	11,247,490

			296,433,805

NETHERLANDS — 4.6%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	11,600,000	16,267,158
Kingdom of Netherlands, 4.00%, 7/15/16		13,850,000	20,714,653
Kingdom of Netherlands, 3.50%, 7/15/20		10,340,000	15,285,767
Kingdom of Netherlands, 4.00%, 1/15/37		7,140,000	11,655,024

			63,922,602

NEW ZEALAND — 0.3%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	5,200,000	4,552,684

NORWAY — 0.4%
Government of Norway, 4.25%, 5/19/17	NOK	28,000,000	5,464,660

SWEDEN — 0.9%
Government of Sweden, 6.75%, 5/5/14	SEK	26,200,000	4,403,099
Government of Sweden, 4.25%, 3/12/19		47,530,000	8,351,121

			12,754,220

SWITZERLAND — 1.4%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	9,800,000	12,108,748
Switzerland Government Bond, 2.00%, 4/28/21		4,600,000	5,650,387
Switzerland Government Bond, 2.50%, 3/8/36		1,030,000	1,466,837

			19,225,972

UNITED KINGDOM — 18.1%
Government of United Kingdom, 5.00%, 9/7/14	GBP	19,600,000	34,824,701
Government of United Kingdom, 4.00%, 9/7/16		15,490,000	28,138,236
Government of United Kingdom, 4.50%, 3/7/19		16,475,000	31,553,725
Government of United Kingdom, 3.75%, 9/7/21		27,450,000	50,086,508
Government of United Kingdom, 4.25%, 3/7/36		29,825,000	55,357,446
Government of United Kingdom, 4.50%, 12/7/42		26,465,000	51,554,334

			251,514,950

TOTAL GOVERNMENT BONDS (Cost $1,041,345,664)			1,102,677,426

International Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Shares/ Principal Amount	Value

CREDIT — 8.9%

FRANCE — 1.1%
Cie de Financement Foncier MTN, 4.50%, 5/16/18	EUR	5,240,000	$7,713,093
Cie de Financement Foncier, 4.375%, 4/25/19		5,500,000	8,028,216

			15,741,309

GERMANY — 1.6%
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19		10,390,000	15,621,888
Kreditanstalt fuer Wiederaufbau MTN, 4.625%, 1/4/23		3,790,000	6,115,662

			21,737,550

ITALY — 0.5%
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16		5,500,000	7,559,582

MULTI-NATIONAL — 4.4%
European Investment Bank MTN, 4.75%, 6/6/12	GBP	10,550,000	16,991,627
European Investment Bank MTN, 2.50%, 7/15/15	EUR	12,850,000	17,862,894
European Investment Bank MTN, 3.625%, 1/15/21		8,900,000	12,746,129
International Bank for Reconstruction & Development MTN, 3.875%, 5/20/19		8,500,000	12,858,830

			60,459,480

UNITED KINGDOM — 1.3%
Abbey National Treasury Services plc MTN, 5.125%, 4/14/22	GBP	2,200,000	3,772,896
Bank of Scotland plc MTN, 3.25%, 1/25/13	EUR	10,000,000	13,584,745

			17,357,641

TOTAL CREDIT (Cost $123,216,216)			122,855,562

SHORT-TERM INVESTMENTS†

U.S. Treasury Bill, 0.09%, 5/24/12(2) (Cost $299,962)		$300,000	299,979

TEMPORARY CASH INVESTMENTS — 6.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $33,415,885), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $32,728,314)			32,728,287
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $20,837,857), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $20,455,231)			20,455,180
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $25,086,231), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $24,546,277)			24,546,216
SSgA U.S. Government Money Market Fund		13,901,726	13,901,726

TOTAL TEMPORARY CASH INVESTMENTS (Cost $91,631,409)			91,631,409

International Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 94.8% (Cost $1,256,493,251)	1,317,464,376

OTHER ASSETS AND LIABILITIES(3) — 5.2%	72,389,820

TOTAL NET ASSETS — 100.0%	$1,389,854,196

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

2,290,000	AUD for EUR	Westpac Group	4/27/12	$2,365,661	$(60,708)
19,700,000	CZK for EUR	Deutsche Bank	4/27/12	1,059,849	35,387
8,070,000	DKK for EUR	UBS AG	4/27/12	1,446,607	21,315
22,651,180	EUR for GBP	UBS AG	4/27/12	30,212,952	437,994
3,416,858	EUR for NZD	Westpac Group	4/27/12	4,557,527	40,096
299,748,508	JPY for AUD	Barclays Bank plc	4/27/12	3,622,178	(286,650)
228,926,000	JPY for EUR	UBS AG	4/27/12	2,766,355	(10,525)
159,210,000	JPY for EUR	Barclays Bank plc	4/27/12	1,923,903	(161,499)
4,640,000	NOK for EUR	Deutsche Bank	4/27/12	814,033	17,042
880,000	NZD for EUR	Westpac Group	4/27/12	719,382	(1,206)
8,610,000	SEK for EUR	Deutsche Bank	4/27/12	1,300,149	24,612
1,170,000	SGD for EUR	HSBC Holdings plc	4/27/12	930,768	277
2,896,217	AUD for USD	UBS AG	4/27/12	2,991,907	(7,965)
90,000	AUD for USD	Westpac Group	4/27/12	92,974	(2,546)
16,475,625	CAD for USD	Barclays Bank plc	4/27/12	16,509,607	274,425
240,000	CAD for USD	Westpac Group	4/27/12	240,495	413
2,610,000	CHF for USD	HSBC Holdings plc	4/27/12	2,892,095	26,231
80,000	CHF for USD	UBS AG	4/27/12	88,647	1,095
1,870,000	CHF for USD	UBS AG	4/27/12	2,072,114	31,387
125,630,000	CZK for USD	Deutsche Bank	4/27/12	6,758,825	322,846
3,130,000	DKK for USD	UBS AG	4/27/12	561,075	7,064
1,880,000	EUR for USD	Deutsche Bank	4/27/12	2,507,611	35,674
1,630,000	EUR for USD	Deutsche Bank	4/27/12	2,174,152	25,551
740,000	EUR for USD	UBS AG	4/27/12	987,038	13,642
630,000	GBP for USD	Barclays Bank plc	4/27/12	1,007,529	9,660
2,060,000	GBP for USD	Deutsche Bank	4/27/12	3,294,461	29,670
1,080,000	GBP for USD	HSBC Holdings plc	4/27/12	1,727,193	21,819
1,360,000	GBP for USD	UBS AG	4/27/12	2,174,984	49,005
2,840,000	HKD for USD	Westpac Group	4/27/12	365,754	(299)
1,070,000	HKD for USD	Westpac Group	4/27/12	137,802	(209)
134,480,000	JPY for USD	Deutsche Bank	4/27/12	1,625,064	(32,114)
225,400,000	JPY for USD	Deutsche Bank	4/27/12	2,723,747	17,344
51,070,000	JPY for USD	UBS AG	4/27/12	617,133	(23,685)
1,571,090,000	JPY for USD	UBS AG	4/27/12	18,985,142	(411,509)
293,140,000	JPY for USD	UBS AG	4/27/12	3,542,321	(22,992)
44,563,360,003	KRW for USD	HSBC Holdings plc	4/27/12	39,256,992	(64,776)
2,420,200,002	KRW for USD	HSBC Holdings plc	4/27/12	2,132,015	(6,348)
93,429,995	KRW for USD	HSBC Holdings plc	4/27/12	82,305	(652)
59,027,086	NOK for USD	Deutsche Bank	4/27/12	10,355,604	368,448
880,000	NOK for USD	UBS AG	4/27/12	154,386	3,248
10,779,859	NZD for USD	Westpac Group	4/27/12	8,812,317	165,792
41,957,714	SEK for USD	Deutsche Bank	4/27/12	6,335,803	173,797
200,000	SEK for USD	UBS AG	4/27/12	30,201	603

International Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

13,040,000	SGD for USD	HSBC Holdings plc	4/27/12	10,373,692	114,054
34,680,000	TWD for USD	HSBC Holdings plc	4/27/12	1,175,143	9,429
6,220,000	TWD for USD	HSBC Holdings plc	4/27/12	210,767	62
40,000	TWD for USD	HSBC Holdings plc	4/27/12	1,355	(1)

				$204,717,614	$1,184,298
(Value on Settlement Date $203,533,316)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,841,650	EUR for AUD	Westpac Group	4/27/12	$2,456,459	$(30,090)
778,103	EUR for CZK	Deutsche Bank	4/27/12	1,037,861	(13,399)
1,086,102	EUR for DKK	UBS AG	4/27/12	1,448,682	(23,390)
18,843,064	GBP for EUR	UBS AG	4/27/12	30,134,826	(359,867)
5,542,519	NZD for EUR	Westpac Group	4/27/12	4,530,897	(13,467)
3,690,925	AUD for JPY	Barclays Bank plc	4/27/12	3,812,872	95,956
2,089,079	EUR for JPY	UBS AG	4/27/12	2,786,488	(9,607)
1,596,314	EUR for JPY	Barclays Bank plc	4/27/12	2,129,221	(43,819)
602,883	EUR for NOK	Deutsche Bank	4/27/12	804,147	(7,156)
552,306	EUR for NZD	Westpac Group	4/27/12	736,685	(16,097)
962,006	EUR for SEK	Deutsche Bank	4/27/12	1,283,158	(7,621)
711,718	EUR for SGD	HSBC Holdings plc	4/27/12	949,315	(18,823)
2,210,000	AUD for USD	Deutsche Bank	4/27/12	2,283,018	45,991
1,840,000	AUD for USD	UBS AG	4/27/12	1,900,793	21,933
80,000	AUD for USD	UBS AG	4/27/12	82,643	2,281
520,000	CAD for USD	Deutsche Bank	4/27/12	521,073	2,841
1,090,000	CAD for USD	UBS AG	4/27/12	1,092,248	12,187
170,000	CAD for USD	UBS AG	4/27/12	170,351	603
3,420,153	CAD for USD	UBS AG	4/27/12	3,427,207	(19,017)
30,000	CAD for USD	UBS AG	4/27/12	30,062	36
1,340,000	CHF for USD	Deutsche Bank	4/27/12	1,484,830	(20,797)
1,320,000	CHF for USD	UBS AG	4/27/12	1,462,669	(4,750)
10,026,901	CHF for USD	UBS AG	4/27/12	11,110,632	(313,810)
5,900,000	DKK for USD	UBS AG	4/27/12	1,057,618	(290)
2,000,000	EUR for USD	Barclays Bank plc	4/27/12	2,667,671	(48,831)
2,000,000	EUR for USD	Barclays Bank plc	4/27/12	2,667,671	(30,151)
140,000	EUR for USD	HSBC Holdings plc	4/27/12	186,737	(1,115)
3,790,000	EUR for USD	UBS AG	4/27/12	5,055,237	(5,555)
1,110,000	EUR for USD	Westpac Group	4/27/12	1,480,558	(16,518)
4,820,000	GBP for USD	UBS AG	4/27/12	7,708,399	(21,945)
58,730,000	JPY for USD	Westpac Group	4/27/12	709,697	56,953
7,780,000	NOK for USD	Deutsche Bank	4/27/12	1,364,909	(9,862)
17,280,000	NOK for USD	HSBC Holdings plc	4/27/12	3,031,572	(99)
7,300,000	NOK for USD	UBS AG	4/27/12	1,280,699	2,479
420,000	NZD for USD	Deutsche Bank	4/27/12	343,342	1,827
480,000	NZD for USD	UBS AG	4/27/12	392,390	(1,205)
80,000	NZD for USD	UBS AG	4/27/12	65,398	1,220
3,630,000	SEK for USD	Deutsche Bank	4/27/12	548,146	(10,042)
12,830,000	SEK for USD	UBS AG	4/27/12	1,937,387	(54,223)
1,420,000	SEK for USD	UBS AG	4/27/12	214,426	(1,334)

				$106,387,994	$(858,573)
(Value on Settlement Date $105,529,421)

International Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $39,999,675, which represented 2.9% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.
(3)	Amount relates primarily to foreign currency holdings at period end.

International Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Government Bonds	—	$1,102,677,426	—
Credit	—	122,855,562	—
Short-Term Investments	—	299,979	—
Temporary Cash Investments	$13,901,726	77,729,683	—

Total Value of Investment Securities	$13,901,726	$1,303,562,650	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$325,725	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,257,122,343
Gross tax appreciation of investments	$74,045,309
Gross tax depreciation of investments	(13,703,276)
Net tax appreciation (depreciation) of investments	$60,342,033

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Bond Fund

March 31, 2012

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

SOVEREIGN GOVERNMENTS AND AGENCIES — 46.5%

AUSTRALIA — 1.7%
Government of Australia, 6.50%, 5/15/13	AUD	220,000	$235,093
Government of Australia, 5.75%, 7/15/22		60,000	70,800
New South Wales Treasury Corp., 5.50%, 3/1/17		145,000	158,666

			464,559

AUSTRIA — 1.0%
Republic of Austria, 3.40%, 10/20/14	EUR	100,000	141,983
Republic of Austria, 4.35%, 3/15/19(1)		75,000	112,991
Republic of Austria, 4.15%, 3/15/37(1)		10,000	14,820

			269,794

BELGIUM — 0.9%
Kingdom of Belgium, 4.00%, 3/28/14		60,000	84,277
Kingdom of Belgium, 4.00%, 3/28/18		30,000	42,826
Kingdom of Belgium, 3.75%, 9/28/20		25,000	34,896
Kingdom of Belgium, 5.00%, 3/28/35		55,000	85,515

			247,514

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19		$100,000	120,100

CANADA — 3.2%
Government of Canada, 4.00%, 6/1/17	CAD	170,000	190,427
Government of Canada, 3.75%, 6/1/12		170,000	171,220
Government of Canada, 5.00%, 6/1/14		75,000	81,245
Government of Canada, 3.75%, 6/1/19		65,000	73,335
Government of Canada, 3.25%, 6/1/21		85,000	93,232
Government of Canada, 5.75%, 6/1/33		40,000	60,263
Province of British Columbia Canada, 4.10%, 12/18/19		65,000	71,584
Province of Ontario Canada, 1.60%, 9/21/16		$40,000	40,376
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	83,270

			864,952

DENMARK — 0.3%
Kingdom of Denmark, 4.00%, 11/15/19	DKK	350,000	74,489
Kingdom of Denmark, 4.50%, 11/15/39		55,000	14,033

			88,522

FINLAND — 0.3%
Government of Finland, 3.375%, 4/15/20	EUR	50,000	73,150

FRANCE — 0.7%
Government of France, 4.00%, 4/25/14		55,000	78,382
Government of France, 5.50%, 4/25/29		75,000	125,388

			203,770

GERMANY — 3.9%
German Federal Republic, 2.00%, 2/26/16		90,000	126,755
German Federal Republic, 2.25%, 9/4/20		495,000	695,437

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

German Federal Republic, 4.25%, 7/4/39	EUR	135,000	$243,085

			1,065,277

IRELAND — 0.5%
Ireland Government Bond, 4.00%, 1/15/14		70,000	92,702
Ireland Government Bond, 5.90%, 10/18/19		35,000	44,651

			137,353

ITALY — 2.8%
Republic of Italy, 3.75%, 8/1/15		185,000	249,002
Republic of Italy, 5.25%, 8/1/17		140,000	195,932
Republic of Italy, 4.75%, 8/1/23		130,000	166,862
Republic of Italy, 4.00%, 2/1/37		135,000	143,135

			754,931

JAPAN — 18.5%
Government of Japan, 0.60%, 9/20/14	JPY	50,200,000	613,518
Government of Japan, 1.20%, 6/20/15		78,300,000	976,755
Government of Japan, 1.50%, 9/20/18		207,000,000	2,654,719
Government of Japan, 1.00%, 12/20/21		18,000,000	218,299
Government of Japan, 2.40%, 3/20/37		46,300,000	618,479

			5,081,770

MEXICO — 0.2%
United Mexican States, MTN, 5.95%, 3/19/19		$30,000	36,120
United Mexican States, 6.05%, 1/11/40		20,000	24,200

			60,320

MULTI-NATIONAL — 1.8%
European Investment Bank, MTN, 4.75%, 6/6/12	GBP	200,000	322,116
European Investment Bank, 2.50%, 7/15/15	EUR	130,000	180,714

			502,830

NETHERLANDS — 1.1%
Kingdom of Netherlands, 4.00%, 7/15/16		140,000	209,390
Kingdom of Netherlands, 3.50%, 7/15/20		45,000	66,524
Kingdom of Netherlands, 4.00%, 1/15/37		20,000	32,647

			308,561

NEW ZEALAND — 0.2%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	43,776

NORWAY — 0.2%
Government of Norway, 4.25%, 5/19/17	NOK	250,000	48,792

PERU†
Republic of Peru, 6.55%, 3/14/37		$10,000	12,790

SOUTH KOREA — 0.2%
Korea Development Bank, 3.25%, 3/9/16		40,000	40,676

SPAIN — 0.7%
Government of Spain, 5.50%, 4/30/21	EUR	150,000	203,344

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

SWEDEN — 0.9%
Government of Sweden, 6.75%, 5/5/14	SEK	1,000,000	$168,057
Government of Sweden, 4.25%, 3/12/19		450,000	79,066

			247,123

SWITZERLAND — 0.8%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	115,000	142,093
Switzerland Government Bond, 2.00%, 4/28/21		55,000	67,559

			209,652

UNITED KINGDOM — 6.2%
Government of United Kingdom, 5.00%, 9/7/14	GBP	85,000	151,025
Government of United Kingdom, 4.00%, 9/7/16		60,000	108,993
Government of United Kingdom, 3.75%, 9/7/21		455,000	830,214
Government of United Kingdom, 4.50%, 12/7/42		320,000	623,366

			1,713,598

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,066,000)			12,763,154

CORPORATE BONDS — 26.1%

AEROSPACE AND DEFENSE — 0.3%
Lockheed Martin Corp., 4.25%, 11/15/19		$40,000	43,386
Raytheon Co., 4.40%, 2/15/20		20,000	22,098
United Technologies Corp., 5.70%, 4/15/40		10,000	12,047

			77,531

AUTOMOBILES — 0.5%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		20,000	21,603
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)		100,000	101,521

			123,124

BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	52,241
Coca-Cola Co. (The), 1.80%, 9/1/16		30,000	30,664
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)		20,000	20,269
SABMiller Holdings, Inc., 3.75%, 1/15/22(1)		10,000	10,190

			113,364

BIOTECHNOLOGY — 0.1%
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	21,026

CAPITAL MARKETS — 0.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		70,000	71,627
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		10,000	9,686
Fidelity International Ltd., MTN, 6.875%, 2/24/17	EUR	50,000	71,963
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	9,800
Northern Trust Corp., 4.625%, 5/1/14		30,000	32,288

			195,364

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

CHEMICALS — 0.4%
CF Industries, Inc., 7.125%, 5/1/20		$30,000	$35,813
Dow Chemical Co. (The), 5.90%, 2/15/15		50,000	56,322
Ecolab, Inc., 4.35%, 12/8/21		20,000	21,236

			113,371

COMMERCIAL BANKS — 3.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22	GBP	100,000	171,495
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	100,000	137,447
Bank of America N.A., 5.30%, 3/15/17		$50,000	52,224
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	20,524
Barclays Bank plc, MTN, 4.875%, 12/29/49	EUR	40,000	34,884
Capital One Financial Corp., 2.15%, 3/23/15		$10,000	10,023
Credit Suisse AG, MTN, 5.125%, 9/18/17	EUR	50,000	75,016
HSBC Bank plc, 3.50%, 6/28/15(1)		$20,000	20,902
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	70,000	112,954
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		$50,000	51,808
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	70,000	105,248
PNC Funding Corp., 3.625%, 2/8/15		$40,000	42,552
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		40,000	40,877
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	50,000	62,751
Wells Fargo & Co., 5.625%, 12/11/17		$20,000	23,199
Wells Fargo & Co., MTN, 3.50%, 3/8/22		10,000	9,861

			971,765

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Republic Services, Inc., 5.50%, 9/15/19		50,000	57,932
Waste Management, Inc., 2.60%, 9/1/16		20,000	20,510

			78,442

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17		30,000	30,012

CONSTRUCTION MATERIALS — 0.3%
Cie de St-Gobain, MTN, 4.75%, 4/11/17	EUR	50,000	73,931

CONSUMER FINANCE — 0.6%
American Express Credit Corp., MTN, 2.75%, 9/15/15		$70,000	72,687
American Express Credit Corp., MTN, 2.375%, 3/24/17		20,000	20,049
Credit Suisse (New York), 5.50%, 5/1/14		40,000	42,910
Credit Suisse (New York), 6.00%, 2/15/18		10,000	10,839
SLM Corp., 6.25%, 1/25/16		20,000	20,814

			167,299

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Ally Financial, Inc., 8.30%, 2/12/15		40,000	43,650
Bank of America Corp., 6.50%, 8/1/16		10,000	11,003
Bank of America Corp., 3.875%, 3/22/17		20,000	20,128
Citigroup, Inc., 6.01%, 1/15/15		30,000	32,616
Citigroup, Inc., 6.125%, 5/15/18		60,000	67,329
General Electric Capital Corp., 4.375%, 9/16/20		50,000	52,734
General Electric Capital Corp., MTN, 6.00%, 8/7/19		70,000	81,842
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16		50,000	50,021

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$40,000	$41,211
HSBC Holdings plc, 5.10%, 4/5/21		30,000	32,479
HSBC Holdings plc, MTN, 3.875%, 3/16/16	EUR	100,000	142,107
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/1/37		$10,000	10,106
JPMorgan Chase & Co., 3.45%, 3/1/16		20,000	20,869
JPMorgan Chase & Co., 6.00%, 1/15/18		70,000	81,057
Merck Financial Services GmbH, MTN, 4.50%, 3/24/20	EUR	50,000	75,254
Morgan Stanley, 5.50%, 7/24/20		$30,000	29,318
Societe Generale SA, 2.50%, 1/15/14		100,000	98,862
Syngenta Finance NV, 3.125%, 3/28/22		10,000	10,083

			900,669

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc., 6.55%, 2/15/39		50,000	60,882
British Telecommunications plc, 5.75%, 12/7/28	GBP	25,000	43,761
CenturyLink, Inc., 5.80%, 3/15/22		$20,000	19,559
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		50,000	60,640
France Telecom SA, MTN, 3.875%, 4/9/20	EUR	50,000	71,574
Koninklijke KPN NV, MTN, 4.75%, 1/17/17		50,000	72,880
Telefonica Emisiones SAU, 5.46%, 2/16/21		$20,000	19,470
Telefonica Emisiones SAU, MTN, 5.375%, 2/2/18	GBP	50,000	80,408
Verizon Communications, Inc., 4.60%, 4/1/21		$40,000	44,451
Virgin Media Finance plc, 8.375%, 10/15/19		45,000	50,625

			524,250

ELECTRIC UTILITIES — 0.3%
AES Corp. (The), 9.75%, 4/15/16		20,000	23,500
National Grid Electricity Transmission plc, 5.875%, 2/2/24	GBP	30,000	56,418

			79,918

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		$20,000	22,900
Jabil Circuit, Inc., 5.625%, 12/15/20		10,000	10,550

			33,450

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16		20,000	20,881
Noble Holding International Ltd., 3.95%, 3/15/22		10,000	10,009
Transocean, Inc., 6.375%, 12/15/21		10,000	11,268

			42,158

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 6.60%, 3/15/19		50,000	61,748
Safeway, Inc., 4.75%, 12/1/21		10,000	10,354
Wal-Mart Stores, Inc., 5.00%, 10/25/40		60,000	66,456

			138,558

FOOD PRODUCTS — 0.4%
Kraft Foods, Inc., 5.375%, 2/10/20		60,000	69,453

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

TreeHouse Foods, Inc., 7.75%, 3/1/18		$45,000	$48,881

			118,334

GAS UTILITIES — 0.6%
El Paso Corp., 7.25%, 6/1/18		40,000	44,968
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20		10,000	11,221
Enterprise Products Operating LLC, 5.20%, 9/1/20		30,000	33,552
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22		20,000	19,835
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		20,000	22,237
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		10,000	9,834
Williams Partners LP, 4.125%, 11/15/20		10,000	10,290

			151,937

HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Aristotle Holding, Inc., 3.90%, 2/15/22(1)		30,000	30,372
Express Scripts, Inc., 6.25%, 6/15/14		50,000	54,991
HCA, Inc., 7.875%, 2/15/20		30,000	33,112
Healthsouth Corp., 8.125%, 2/15/20		40,000	44,000

			162,475

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	19,844

HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 8.00%, 5/1/16		45,000	48,881

INSURANCE — 1.4%
American International Group, Inc., 5.85%, 1/16/18		40,000	43,597
Aviva plc, 4.73%, 11/29/49	EUR	50,000	55,242
AXA SA, MTN, 6.21%, 10/29/49		50,000	55,015
CNP Assurances, 6.00%, 9/14/40		50,000	53,233
Genworth Financial, Inc., 7.625%, 9/24/21		$10,000	10,359
Hartford Financial Services Group, Inc., 6.30%, 3/15/18		20,000	22,022
International Lease Finance Corp., 5.75%, 5/15/16		10,000	9,996
Lincoln National Corp., 6.25%, 2/15/20		20,000	22,795
MetLife, Inc., 6.75%, 6/1/16		30,000	35,668
Prudential Financial, Inc., 5.375%, 6/21/20		20,000	22,431
Swiss Reinsurance Co. via ELM BV, 5.25%, 5/29/49	EUR	50,000	59,183

			389,541

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22(1)		$10,000	9,900
International Business Machines Corp., 1.95%, 7/22/16		30,000	30,810

			40,710

MEDIA — 2.0%
Comcast Corp., 5.90%, 3/15/16		30,000	34,664
Comcast Corp., 6.50%, 11/15/35		10,000	12,019
Comcast Corp., 6.40%, 5/15/38		50,000	59,655
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 3.55%, 3/15/15		80,000	84,542
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 3.80%, 3/15/22(1)		10,000	9,879
Discovery Communications LLC, 5.625%, 8/15/19		20,000	23,318
DISH DBS Corp., 6.75%, 6/1/21		50,000	54,125

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22		$10,000	$9,808
Lamar Media Corp., 7.875%, 4/15/18		70,000	76,913
News America, Inc., 4.50%, 2/15/21		30,000	32,037
Omnicom Group, Inc., 4.45%, 8/15/20		20,000	21,550
Time Warner Cable, Inc., 6.75%, 7/1/18		40,000	48,855
Time Warner, Inc., 4.875%, 3/15/20		20,000	22,159
Univision Communications, Inc., 6.875%, 5/15/19(1)		30,000	30,563
Viacom, Inc., 4.375%, 9/15/14		30,000	32,360

			552,447

METALS AND MINING — 0.2%
ArcelorMittal, 6.25%, 2/25/22		10,000	10,126
Newmont Mining Corp., 3.50%, 3/15/22		10,000	9,650
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	33,665

			53,441

MULTI-UTILITIES — 1.6%
Dominion Resources, Inc., 4.90%, 8/1/41		30,000	31,494
Duke Energy Corp., 6.30%, 2/1/14		50,000	54,821
E.ON International Finance BV, MTN, 5.50%, 1/19/16	EUR	65,000	98,948
Enel SpA, MTN, 5.25%, 6/20/17		50,000	71,680
FirstEnergy Solutions Corp., 6.05%, 8/15/21		$20,000	22,480
GDF Suez, MTN, 5.625%, 1/18/16	EUR	30,000	45,864
GDF Suez, MTN, 2.75%, 10/18/17		40,000	55,812
Ipalco Enterprises, Inc., 5.00%, 5/1/18		$10,000	10,000
Pacific Gas & Electric Co., 5.80%, 3/1/37		10,000	11,953
Progress Energy, Inc., 3.15%, 4/1/22		10,000	9,791
San Diego Gas & Electric Co., 3.00%, 8/15/21		20,000	20,496

			433,339

OIL, GAS AND CONSUMABLE FUELS — 1.9%
Alpha Natural Resources, Inc., 6.00%, 6/1/19		50,000	45,500
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	23,076
BP Capital Markets plc, 4.50%, 10/1/20		20,000	22,001
BP Capital Markets plc, MTN, 3.83%, 10/6/17	EUR	50,000	71,975
ConocoPhillips Holding Co., 6.95%, 4/15/29		$20,000	26,881
Devon Energy Corp., 5.60%, 7/15/41		10,000	11,259
Marathon Petroleum Corp., 3.50%, 3/1/16		20,000	20,852
Marathon Petroleum Corp., 5.125%, 3/1/21		10,000	10,892
Nexen, Inc., 5.875%, 3/10/35		10,000	10,340
Noble Energy, Inc., 4.15%, 12/15/21		20,000	20,474
Peabody Energy Corp., 6.50%, 9/15/20		55,000	55,275
Pemex Project Funding Master Trust, 6.625%, 6/15/35		30,000	34,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20		10,000	11,125
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21		30,000	32,441
Phillips 66, 4.30%, 4/1/22(1)		10,000	10,189
SandRidge Energy, Inc., 8.75%, 1/15/20		40,000	41,600
Suncor Energy, Inc., 6.10%, 6/1/18		20,000	24,057
Talisman Energy, Inc., 7.75%, 6/1/19		40,000	49,008

			521,445

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

PAPER AND FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		$50,000	$55,891
International Paper Co., 4.75%, 2/15/22		20,000	21,109

			77,000

PHARMACEUTICALS — 0.1%
Roche Holdings, Inc., 6.00%, 3/1/19(1)		30,000	36,627

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp., 4.625%, 4/1/15		50,000	53,296
American Tower Corp., 4.70%, 3/15/22		20,000	20,193
Developers Diversified Realty Corp., 4.75%, 4/15/18		20,000	20,740
HCP, Inc., 3.75%, 2/1/16		40,000	41,277
Reckson Operating Partnership LP, 6.00%, 3/31/16		20,000	21,271
Simon Property Group LP, 5.10%, 6/15/15		60,000	66,161
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		10,000	10,104
WEA Finance LLC, 4.625%, 5/10/21(1)		20,000	20,262

			253,304

ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	20,813
CSX Corp., 4.25%, 6/1/21		10,000	10,730
Firstgroup plc, 6.125%, 1/18/19	GBP	10,000	17,217

			48,760

SOFTWARE — 0.2%
Oracle Corp., 6.125%, 7/8/39		$30,000	37,232
Oracle Corp., 5.375%, 7/15/40		25,000	28,925

			66,157

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21		10,000	10,105
Ltd. Brands, Inc., 6.625%, 4/1/21		40,000	43,550

			53,655

THRIFTS AND MORTGAGE FINANCE — 1.1%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	100,000	145,968
Cie de Financement Foncier, MTN, 4.50%, 5/16/18		110,000	161,916

			307,884

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19		$30,000	40,388
Philip Morris International, Inc., 4.125%, 5/17/21		20,000	21,670

			62,058

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18		50,000	68,725

TOTAL CORPORATE BONDS (Cost $7,077,039)			7,150,796

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.5%

FHLMC, 6.00%, 2/1/38	$21,942	$24,230
FHLMC, 4.00%, 12/1/40	14,147	14,932
FHLMC, 4.00%, 4/1/41	66,623	70,571
FNMA, 5.00%, 7/1/31	103,589	112,064
FNMA, 5.50%, 5/1/33	48,043	52,804
FNMA, 5.00%, 11/1/33	38,123	41,289
FNMA, 5.00%, 9/1/35	218,126	235,935
FNMA, 6.00%, 4/1/37	44,298	49,176
FNMA, 6.00%, 7/1/37	68,435	75,971
FNMA, 6.00%, 8/1/37	65,986	73,253
FNMA, 5.50%, 1/1/39	163,123	177,912
FNMA, 5.50%, 3/1/39	24,548	26,774
FNMA, 4.50%, 6/1/39	195,452	210,879
FNMA, 5.00%, 8/1/39	17,946	19,708
FNMA, 4.50%, 3/1/40	316,780	341,386
FNMA, 3.50%, 12/1/40	102,160	105,067
FNMA, 4.00%, 12/1/40	74,907	78,998
FNMA, 4.00%, 5/1/41	136,939	143,712
FNMA, 4.50%, 7/1/41	114,261	122,494
FNMA, 4.50%, 9/1/41	69,206	74,355
FNMA, 4.00%, 12/1/41	123,223	130,338
FNMA, 4.00%, 1/1/42	74,331	78,459
GNMA, 6.00%, 7/15/33	13,548	15,423
GNMA, 5.00%, 3/20/36	182,731	202,122
GNMA, 5.50%, 1/15/39	10,265	11,587
GNMA, 5.50%, 9/15/39	89,728	100,889
GNMA, 4.50%, 10/15/39	35,053	38,420
GNMA, 5.00%, 10/15/39	53,189	59,141
GNMA, 4.00%, 12/15/40	38,706	41,660
GNMA, 4.50%, 12/15/40	121,801	133,502
GNMA, 4.00%, 1/20/41	182,684	196,593
GNMA, 4.00%, 12/15/41	98,406	105,886

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,171,345)		3,165,530

U.S. TREASURY SECURITIES — 2.2%

U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	66,836
U.S. Treasury Bonds, 4.75%, 2/15/41(3)	75,000	95,261
U.S. Treasury Notes, 0.75%, 9/15/13	400,000	402,719
U.S. Treasury Notes, 2.625%, 4/30/18	45,000	48,354

TOTAL U.S. TREASURY SECURITIES (Cost $625,452)		613,170

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.1%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	$50,000	$52,621
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A5 SEQ, 4.58%, 11/10/38	50,000	52,788
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 4/10/12	50,000	50,130
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	60,000	61,761
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/10/12	50,000	54,236
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/10/12	50,000	54,030
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	50,000	54,383
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	37,805	38,277
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	100,000	107,477
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 4/15/12	40,618	41,116

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $566,533)		566,819

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.2%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 4/25/12	31,844	28,722
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.72%, 4/21/12	30,000	29,539
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.01%, 4/18/12	16,403	17,305
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21	38,071	36,972
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	51,226	49,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	11,580	11,614
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	13,074	13,296
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	9,346	9,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.72%, 4/25/12	4,898	4,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	23,234	23,111

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	$24,194	$23,946
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	30,000	28,680
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.30%, 4/25/12	19,882	17,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	28,297	27,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	14,654	15,345

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $329,794)		337,303

MUNICIPAL SECURITIES — 0.9%

California GO, (Building Bonds), 7.30%, 10/1/39	20,000	25,141
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	22,157
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	36,307
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	29,597
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	25,000	35,809
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	34,514
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	25,000	27,932
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	27,924

TOTAL MUNICIPAL SECURITIES (Cost $245,194)		239,381

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLMC, 5.00%, 2/16/17 (Cost $118,627)	100,000	117,986

TEMPORARY CASH INVESTMENTS — 5.5%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $548,767), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $537,475)		537,475
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $342,207), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $335,923)		335,922
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $411,975), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $403,108)		403,107
SSgA U.S. Government Money Market Fund	228,318	228,318

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,504,822)	1,504,822

TOTAL INVESTMENT SECURITIES — 96.4% (Cost $26,704,806)	26,458,961

OTHER ASSETS AND LIABILITIES — 3.6%	984,060

TOTAL NET ASSETS — 100.0%	$27,443,021

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

32,855	EUR for NZD	Westpac Group	4/27/12	$43,823	$386
6,700	AUD for USD	UBS AG	4/27/12	6,921	(191)
8,500	CAD for USD	UBS AG	4/27/12	8,518	(10)
73,500	CHF for USD	HSBC Holdings plc	4/27/12	81,444	739
900	CHF for USD	UBS AG	4/27/12	997	3
51,500	CHF for USD	UBS AG	4/27/12	57,066	864
14,400	EUR for USD	Deutsche Bank	4/27/12	19,207	226
26,400	GBP for USD	HSBC Holdings plc	4/27/12	42,220	533
24,100	GBP for USD	UBS AG	4/27/12	38,542	868
37,800	GBP for USD	Deutsche Bank	4/27/12	60,452	544
6,129,600	JPY for USD	UBS AG	4/27/12	74,070	(481)
6,248,700	JPY for USD	Deutsche Bank	4/27/12	75,510	481
91,930,995	KRW for USD	HSBC Holdings plc	4/27/12	80,984	(497)
60,000,000	KRW for USD	HSBC Holdings plc	4/27/12	52,856	(419)
1,271,372	NOK for USD	Deutsche Bank	4/27/12	223,047	6,739
57,300	NOK for USD	UBS AG	4/27/12	10,053	212
57,900	NZD for USD	Westpac Group	4/27/12	47,332	(250)
19,400	SEK for USD	UBS AG	4/27/12	2,929	59
8,700	SEK for USD	UBS AG	4/27/12	1,314	8
77,400	SGD for USD	HSBC Holdings plc	4/27/12	61,574	(76)
1,192,900	TWD for USD	HSBC Holdings plc	4/27/12	40,422	(36)

				$1,029,281	$9,702
(Value on Settlement Date $1,019,579)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

53,294	NZD for EUR	Westpac Group	4/27/12	$43,567	$(130)
309,532	AUD for USD	Westpac Group	4/27/12	319,759	6,188
7,800	AUD for USD	Westpac Group	4/27/12	8,058	221
64,200	AUD for USD	UBS AG	4/27/12	66,321	765
62,900	AUD for USD	Deutsche Bank	4/27/12	64,978	1,309
565,439	CAD for USD	Barclays Bank plc	4/27/12	566,605	(3,890)
12,700	CAD for USD	Westpac Group	4/27/12	12,726	(22)
6,000	CAD for USD	UBS AG	4/27/12	6,012	67
16,300	CAD for USD	UBS AG	4/27/12	16,334	58
27,400	CAD for USD	Deutsche Bank	4/27/12	27,457	150
375,389	CHF for USD	Deutsche Bank	4/27/12	415,962	(7,197)
8,300	CHF for USD	UBS AG	4/27/12	9,197	(114)
43,200	CHF for USD	Deutsche Bank	4/27/12	47,869	(670)
487,533	DKK for USD	UBS AG	4/27/12	87,394	(1,494)

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

8,400	DKK for USD	UBS AG	4/27/12	$1,506	$—
4,216,535	EUR for USD	Barclays Bank plc	4/27/12	5,624,165	(102,949)
100,000	EUR for USD	Barclays Bank plc	4/27/12	133,384	(1,508)
67,000	EUR for USD	HSBC Holdings plc	4/27/12	89,367	(534)
45,800	EUR for USD	UBS AG	4/27/12	61,090	(67)
39,200	EUR for USD	UBS AG	4/27/12	52,286	(723)
66,501	GBP for USD	Barclays Bank plc	4/27/12	106,352	(114)
1,557,705	GBP for USD	UBS AG	4/27/12	2,491,164	(34,785)
8,000	GBP for USD	Barclays Bank plc	4/27/12	12,794	(123)
10,000	GBP for USD	Barclays Bank plc	4/27/12	15,993	(154)
9,900	GBP for USD	UBS AG	4/27/12	15,833	(45)
439,056,226	JPY for USD	Barclays Bank plc	4/27/12	5,305,581	458,354
1,427,200	JPY for USD	Westpac Group	4/27/12	17,246	1,472
2,310,700	JPY for USD	UBS AG	4/27/12	27,923	1,072
537,300	JPY for USD	UBS AG	4/27/12	6,493	141
1,950,485	JPY for USD	Barclays Bank plc	4/27/12	23,570	390
18,111,040	JPY for USD	Barclays Bank plc	4/27/12	218,855	1,477
481,600	NOK for USD	HSBC Holdings plc	4/27/12	84,491	(3)
230,100	NOK for USD	UBS AG	4/27/12	40,368	78
222,400	NOK for USD	Deutsche Bank	4/27/12	39,017	(282)
1,800	NZD for USD	UBS AG	4/27/12	1,471	27
10,700	NZD for USD	UBS AG	4/27/12	8,747	(27)
11,700	NZD for USD	Deutsche Bank	4/27/12	9,564	51
387,864	SEK for USD	Deutsche Bank	4/27/12	58,569	(1,827)
340,800	SEK for USD	UBS AG	4/27/12	51,462	(1,440)
85,600	SEK for USD	Deutsche Bank	4/27/12	12,926	(237)

				$16,202,456	$313,485
(Value on Settlement Date $16,515,941)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

9	U.S. Treasury 10-Year Notes	June 2012	$1,165,359	$12,917

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	Korea Won
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $484,376, which represented 1.8% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Security, or a portion thereof, has been segregated at the custodian bank or with a broker for margin requirements on futures contracts.

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Bond - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Sovereign Governments and Agencies	—	$12,763,154	—
Corporate Bonds	—	7,150,796	—
U.S. Government Agency Mortgage-Backed Securities	—	3,165,530	—
U.S. Treasury Securities	—	613,170	—
Commercial Mortgage-Backed Securities	—	566,819	—
Collateralized Mortgage Obligations	—	337,303	—
Municipal Securities	—	239,381	—
U.S. Government Agency Securities	—	117,986	—
Temporary Cash Investments	$228,318	1,276,504	—

Total Value of Investment Securities	$228,318	$26,230,643	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$323,187	—
Futures Contracts	$12,917	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	$12,917	$323,187	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,705,094
Gross tax appreciation of investments	$269,886
Gross tax depreciation of investments	(516,019)
Net tax appreciation (depreciation) of investments	$(246,133)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2012